SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of customers representing 10% or more of total accounts receivable

	December 31,	December 31,
	2025	2024
Customer A	12%	33%
Customer B	—	19%

Schedule of deferred revenue activity

March 31, 2026
Balance at December 31, 2025	$348,538
Billings in advance of revenue recognition	1,325,425
Revenue recognized from beginning balance	(1,387,274)
Balance at March 31, 2026	$286,689

	2025	2024
Balance, beginning of year	$129,140	$281,403
Billings in advance of revenue recognition	376,981	26,169
Revenue recognized from beginning balance	(157,583)	(178,432)
Balance, end of year	$348,538	$129,140

Schedule of share of total revenue represented by customers

	2025	2024
Customer A	14%	15%
Customer B	11%	13%
Customer C	11%

Schedule of exchange rate used for the translation

	Three Months	Three Months
	Ended	Ended
	March 31, 2026	March 31, 2025
CLP to USD
Spot	$927.46	$953.07
Average	$892.78	$962.48

	12/31/2025	12/31/2024
CLP to USD
Spot	$907.13	$996.46
Average	$951.50	$996.46

Schedule of components excluded for calculation of diluted EPS

	March 31, 2026	March 31, 2025
Convertible Preferred Stock	2,605,191	2,572,899
Options	694,729	662,128
Warrants for equity investors and placement agent	83,213	83,213
Total Common Stock Equivalents	3,383,133	3,318,240

	2025	2024
Convertible Preferred Stock	2,494,347	2,494,347
Options	492,749	437,453
Warrants for equity investors and placement agent	78,280	78,280
Total Common Stock Equivalents	3,065,376	3,010,080

Schedule of fair value measurements used by level

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	March 31, 2026
SAFE Liabilities	$—	$—	$6,917,000	$6,917,000
Total Liabilities	$—	$—	$6,917,000	$6,917,000

The following table shows the fair value measurements used by level as of December 31, 2025:

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	December 31, 2025
SAFE Liabilities	$—	$—	$6,887,000	$6,887,000
Total Liabilities	$—	$—	$6,887,000	$6,887,000

	Fair Value Measurements at Reporting Date Using:
	Quoted Prices in			Amount Reported
	Active Markets for	Significant Other	Significant	in the Balance
	Identical Assets	Observable Inputs	Unobservable	Sheet as of
	(Level 1)	(Level 2)	Inputs (Level 3)	December 31, 2025
SAFE Liabilities	—	—	6,887,000	6,887,000
Total Liabilities	$—	$—	$6,887,000	$6,887,000

Schedule of valuation methodology and significant unobservable inputs

Date of Valuation	March 31, 2026
Pre-Money Valuation Cap	$90,000,000
Probability of Equity Event	0%
Probability of Liquidity Event	99%
Probability of Termination	0%
Probability of Dissolution	1%
Discount Period (years)	0.04
Market Discount Rate	24.41%
Discount Factor	99%
Volatility	78%
Fair Value of SAFE	$2,208,000

Date of Valuation	March 31, 2026
Pre-Money Valuation Cap	$125,000,000
Probability of Equity Event	0%
Probability of Liquidity Event	99%
Probability of Termination	0%
Probability of Dissolution	1%
Discount Period (years)	0.04
Market Discount Rate	24.41%
Discount Factor	99%
Volatility	78%
Fair Value of SAFE	$4,709,000

Date of Valuation	April 5, 2025	December 31, 2025
Pre-Money Valuation Cap	$90,000,000	$90,000,000
Probability of Equity Event	66%	20%
Probability of Liquidity Event	19%	74%
Probability of Termination	10%	5%
Probability of Dissolution	5%	1%
Discount Period (years)	0.74 – 0.90	0.16
Market Discount Rate	17.08%	22.67%
Discount Factor	87 – 89%	97%
Volatility	50 – 52%	69%
Fair Value of SAFE	$1,959,000	$2,343,000

Date of Valuation	August 1, 2025	December 31, 2025
Pre-Money Valuation Cap	$125,000,000	$125,000,000
Probability of Equity Event	66%	20%
Probability of Liquidity Event	24%	74%
Probability of Termination	5%	5%
Probability of Dissolution	5%	1%
Discount Period (years)	0.56 – 0.58	0.16 – 0.18
Market Discount Rate	20.76%	22.67%
Discount Factor	90%	96 – 97%
Volatility	56%	66 – 69%
Fair Value of SAFE	$4,059,000	$4,544,000

Schedule of changes in SAFE liabilities

2026
Beginning Balance, January 1	$6,887,000
Change in fair value recognized in earnings	30,000
Ending Balance, March 31	$6,917,000

Level 3 Rollforward of SAFE Liabilities (Fair Value Basis)
Beginning Balance	$—
Issuances (initial fair value)	6,018,000
Change in fair value recognized in earnings	869,000
Ending Balance	$6,887,000

Supplemental Reconciliation of SAFE Proceeds and Earnings Impact
Proceeds from issuance of SAFEs	$4,700,000
Noncash change in fair value upon issuance (Day 1)	1,318,000
Noncash change in fair value subsequent to issuance	869,000
Ending SAFE liability at December 31, 2025	$6,887,000